ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable
	As of December 31,	As of June 30,
	2015	2015	2014

Accounts receivable	$178,609	$266,449	$95,869
Allowance for doubtful accounts	(21,876)	(29,809)	(60,593)
	$156,733	$236,640	$35,276